STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2015	Jul. 29, 2015	Jun. 19, 2015	Mar. 03, 2015	Feb. 03, 2014	Oct. 29, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 14, 2015	Jul. 09, 2015	Jul. 07, 2015	Jun. 30, 2015	Jan. 24, 2015
Grant date fair value of common shares issued											$ 163,646	$ 48,239
Stock-based compensation									$ 613,577	$ 1,375,343	$ 1,766,579	$ 135,239
Common stock, par value							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from related parties										1,000,000
Offering costs	$ 38,700,000									(109,104)
Percentage of liquidated damages in cash equal						0.015%
Cash payments						$ 81,489					$ 910,000
Common stock, shares outstanding							8,455,505		8,455,505		3,352,382	3,242,906
Common stock, shares issued							8,455,505		8,455,505		3,352,382	3,242,906
Derivative liability			$ 79,400,000				$ 35,905,972		$ 35,905,972							$ 1,683,722
Excess of stock authorized		500,000,000													150,000,000
Number of public offering units	$ 3,761,657
Public offering units per unit	$ 11.00
Gross proceeds of public offering	$ 41,400,000
October 16, 2015 [Member]
Excess of stock authorized							500,000,000		500,000,000
Stock Option Activity [Member]
Amortized stock option expense							$ (80,688)	$ 54,360	$ (7,491)	109,286
Share based compensation expense unvested stock options granted to employees and consultants							43,121		$ 43,121
Stock option vested period									1 year 4 months 24 days
Waivers Agreements [Member]
Exercise price per share			$ 2.525
Warrants issued to share acquire			188,083
Offering costs			$ 4,779,003
Common stock, shares outstanding			647,901
Common stock, shares issued			142,000
Warrants outstanding			595,685
Warrants exercisable term			5 years
Grant date fair value of common stock issued			$ 1,328,196
Grant date fair value of warrants issued			1,086,353
Derivative liability			$ 1,086,353
Public offering units per unit			$ 13.75
Gross proceeds of public offering			$ 1,552,418
Underwriting fees			2,722,687
Other cash cost			$ 503,898
Private Placement [Member] | Purchase Agreement [Member]
Accredited investors providing for the sale				684,463
Common stock, par value				$ 0.001
Common stock price per share				$ 5.10
Proceeds from related parties				$ 3,500,960
Exercise price per share				$ 6.40
Warrants issued to share acquire				549,169
Offering costs				$ 559,000
Payment to private placement				$ 350,000
Percentage of liquidated damages in cash equal				0.015%
Cash payments				$ 52,500
Derivative liability				$ 2,494,639
Knight Global [Member]
Stock-based compensation							156,000		$ 299,000
General and Administrative Expense [Member]
Stock-based compensation									$ 322,067	$ 1,266,058
Consulting Agreement [Member]
Stock-based compensation							$ 0	$ 336,875
Series A Unit Public Offering [Member]
Offering costs		$ 38,100,000
Number of public offering units		$ 3,761,657
Public offering units per unit		$ 11.00
Gross proceeds of public offering		$ 41,400,000
Common stock exercise price per share		$ 1.24
Mr. Kavanaugh [Member]
Shares issued to employees					400,000
Grant date fair value of common shares issued					$ 3,080,000
Mr. Kavanaugh [Member] | Consulting Agreement [Member]
Shares issued to employees					80,000
Shares vested and expected to vest					10,000
Remaining shares converted into vested					70,000
Agreement termination period					2 years
Post agreement termination period					18 months
Percentage of net sales					0.06%
Minimum number of shares vested during period					10,000
Grant date fair value of common shares issued					$ 3,080,000
Share were cancelled during period					30,000
Knight Global [Member] | Consulting Agreement [Member]
Shares vested and expected to vest																	10,000
Prior Investors [Member]
Excess of stock issued														1,798,676
Prior Investors [Member] | Waivers Agreements [Member]
Common stock, shares outstanding													465,720
Common stock to be issued													1,000,000
Prior Investors [Member] | Waivers Agreements [Member] | Minimum [Member]
Common stock price per share													$ 2.70
Excess of stock issued													2,559,437
Number of remaining common stock shares issued													760,761
Shareholder [Member] | Waivers Agreements [Member]
Common stock to be issued													1,000,000